Income Tax -Loss before taxes (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 CNY	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)
Income Tax -Loss Before Taxes Details
Hong Kong	(1,495)	$ (3,509)	$ (2,171)
PRC	1,337	2,832	(181)
Others	(63)	(48)	1,452
Total	(221)	$ (725)	$ (900)